CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income for common shareholders	$ 10,306	$ 10,242	$ 9,611
Other comprehensive income (loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $685, $4,742, and ($8,507) respectively	1,097	7,571	(13,589)
Reclassification adjustment for realized gains included in net income, net of taxes of ($206), ($251) and ($319), respectively	(328)	(401)	(510)
Change in unfunded portion of post-retirement benefit obligations, net of taxes of $47, ($185) and $2,102 respectively	74	(295)	3,360
Other comprehensive income (loss)	843	6,875	(10,739)
Total comprehensive income (loss)	$ 11,149	$ 17,117	$ (1,128)